Consolidated Statements of income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 16,296,770	$ 17,989,788	$ 14,882,763
Cost of revenues	(6,857,944)	(6,117,640)	(4,655,827)
Gross Profit	9,438,826	11,872,148	10,226,936
Operating Expenses
Selling and marketing expenses	(3,137,316)	(3,441,941)	(3,196,469)
General and administrative expenses	(5,863,373)	(3,124,301)	(2,524,003)
Research and development expenses	(758,878)	(816,553)	(864,320)
Total Operating Expenses	(9,759,567)	(7,382,795)	(6,584,792)
(Loss) Income from Operations	(320,741)	4,489,353	3,642,144
Interest income, net	175,987	146,965	211,479
Other income, net	34,001	305,566	534,020
(Loss) Income Before Income Taxes	(110,753)	4,941,884	4,387,643
Income tax benefits (expenses)	349,418	(484,787)	(387,144)
Net Income	238,665	4,457,097	4,000,499
Net loss attributable to noncontrolling interests		1,283	46,171
Net Income Attributable to Zhongchao Inc.’s shareholders	238,665	4,458,380	4,046,670
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	281,793	1,259,984	(173,604)
Comprehensive Income	520,458	5,717,081	3,826,895
Total comprehensive loss attributable to noncontrolling interests		1,283	46,171
Total comprehensive income attributable to Zhongchao Inc.’s shareholders	$ 520,458	$ 5,718,364	$ 3,873,066
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	24,938,513	24,425,637	21,600,135
Earnings per share
Basic and Diluted (in Dollars per share)	$ 0.01	$ 0.183	$ 0.187